OPERATING LEASES	12 Months Ended
Jun. 30, 2022
Lessee, Operating Lease, Description [Abstract]
OPERATING LEASES
NOTE 20 - OPERATING LEASES
Operating lease as lessee
The Company’s lease agreements include payments for land use rights and lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The leases, other than prepaid land leases, have remaining lease terms of up to five years.

The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations.

	Year ended June 30,
	2020	2021	2022
Operating lease costs	$1,608	$2,324	$3,484
Short-term lease costs	537	1,000	191
Amortization of prepaid land leases	384	454	382
Total lease costs	$2,529	$3,778	$4,057

Other information

	Year ended June 30,
	2020	2021	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$2,460	$4,045	$3,810
ROU assets obtained in exchange for new operating lease liabilities	1,614	3,011	1,554
Weighted-average remaining lease term (in years):
Operating leases	2.25	1.97	1.83
Weighted-average discount rate:
Operating leases	3.76%	4.17%	3.05%
For the fiscal year ended June 30, 2022, total lease costs of $1,014 were recorded in selling expenses, $1,756 were recorded in general and administrative expenses, and $1,287 were recorded in research and development expenses. For the fiscal year ended June 30, 2021, total lease costs of $970 were recorded in selling expenses, $1,674 were recorded in general and administrative expenses, and $1,134 were recorded in research and development expenses. For the fiscal year ended June 30, 2020, total lease costs of $881 were recorded in selling expenses, $1,052 were recorded in general and administrative expenses, and $596 were recorded in research and development expenses.
Total expenses under operating leases were $3,484
for the fiscal year ended June 30, 2022. The total amortization of prepaid land leases was
$382 for the fiscal year ended June 30, 202
2
.
Future minimum lease payments for operating leases as of June 30, 2022 are as follows:

As of June 30, 2022
202 3	$2,712
202 4	1,136
202 5	195
202 6	102
Total minimum lease payments	4,145
Less: imputed interest	345
Total lease liability balance	$3,800
Operating lease as lessor
The Company entered into operating lease arrangements to lease out its buildings located in Beijing with lease term ranging from ten to fifteen years. The lease arrangements include lease payments that are largely fixed and do not contain variable lease payments. The leases do not contain any contingent rental income clauses or options for a lessee to purchase the buildings.
Total rental income for the fiscal years ended June 30, 2020, 2021 and 2022 was $2,807, $1,540 and $1,640
,
respectively
,
and were recorded under other income on the consolidated statements of comprehensive income.

Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years and thereafter as of June 30, 2022 are as follows:

Year ending June 30,	Minimum lease payments
2023	$3,501
2024	2,112
2025	1,873
2026	1,929
2027	1,987
Thereafter	12,426

Total minimum lease payments to be received	$23,828